FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

January 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521/811-22842
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the CVR Dynamic Allocation Fund, dated December 30, 2013, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on December 30, 2013 (accession number 0001435109-13-000578).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundservices.com.

Sincerely,

/s/David Faherty
David Faherty
Vice President to the Registrant